Label	Element	Value
Innovator Equity Dual Directional 10 Buffer ETF™ - May | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.50%
Innovator Equity Dual Directional 10 Buffer ETF™ - May | Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $587.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	32.20%
Innovator Equity Dual Directional 10 Buffer ETF™ - May | Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $660.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	11.60%
Innovator Equity Dual Directional 10 Buffer ETF™ - May | Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $757.04 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.90%)
Innovator Equity Dual Directional 10 Buffer ETF™ - May | Vanguard S&P 500 ETF, Expiration: 04/30/2027; Exercise Price: $594.52 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(40.80%)